Public Offering (Details) - $ / shares			12 Months Ended
	May 06, 2021	Mar. 19, 2021	Dec. 31, 2023
Initial Public Offering [Member]
Public Offering [Line Items]
Purchase price, per unit			$ 10
Additional Units [Member]
Public Offering [Line Items]
Per share price	$ 10
Sale of additional units (in Shares)	3,750,000
Class A Common Stock [Member]
Public Offering [Line Items]
Purchase price, per unit			10
Per share price		$ 10	$ 11.5
Sale of additional units (in Shares)			656,499
Class A Common Stock [Member] | Initial Public Offering [Member]
Public Offering [Line Items]
Sale of units (in Shares)		25,000,000	25,000,000